Customer Interest Escrow	12 Months Ended
Dec. 31, 2024
Customer Interest Escrow
Customer Interest Escrow

10. Customer Interest Escrow

Below is a roll forward of interest escrow:

	Year Ended December 31, 2024	Year Ended December 31, 2023

Beginning balance	$292	$766
Preferred equity dividends	–	47
Additions from Pennsylvania loans	907	654
Additions from other loans	701	538
Interest, fees, principal or repaid to borrower	(1,547)	(1,713)
Ending balance	$353	$292